Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deposits (Note a)			¥ 342,703		¥ 436,402
Cash advanced to staff			12,847		17,060
Loans to staff			30,702		20,900
VAT recoverable			791,156		770,949
Interest receivable			25,871		100,402
Advances to suppliers related to financing activities (Note b)			1,525,567		1,269,898
Advances to suppliers related to procurement activities			646,027		707,233
Prepaid expense			152,179		119,436
Others			190,241		192,064
Subtotal			3,717,293		3,634,344
Less: allowance for doubtful accounts			(43,097)		(39,608)
Total	$ 522,833		3,674,196		¥ 3,594,736
Allowance for doubtful accounts:
Provision for allowance during the year	$ (25,512)	¥ (175,405)	(130,862)	¥ (57,743)
Other receivables and prepayments, net
Allowance for doubtful accounts:
Balance at beginning of the year		(43,097)	(23,418)	(11,884)
Provision for allowance during the year		(5,220)	(19,679)	(13,259)
Write-offs during the year		8,709		1,725
Balance at end of the year		¥ (39,608)	¥ (43,097)	¥ (23,418)